Shareholder Report, Holdings (Details) - C000246579 [Member]	Nov. 30, 2024
Vanguard Mid-Cap ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.00%
Vanguard Mid-Cap Value ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.90%
Vanguard Small-Cap Value ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.80%
Vanguard Small-Cap ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
Global Payments, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Expedia Group, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
LPL Financial Holdings, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Lithia Motors, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Live Nation Entertainment, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Corteva, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.90%
Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.20%
Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.40%
Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%
Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%